Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2015	Mar. 31, 2014
Unsecured loans, weighted-average interest rate of 4.22%
Short-term Debt [Line Items]
Debt weighted-average interest rate		4.22%
Unsecured loans, weighted-average interest rate of 4.64%
Short-term Debt [Line Items]
Debt weighted-average interest rate	4.64%
Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.10%	0.10%